Land Use Rights, Net (Tables)	12 Months Ended
May 31, 2021
Text Block [Abstract]
Land Use Rights, Net
Land use rights, net, consisted of the following:

	As of May 31,
	2020	2021
	US$	US$
Land use rights	7,696	16,121
Less: accumulated amortization	(1,842)	(2,104)
Exchange differences	183	(28)

Land use rights, net	6,037	13,989